Award Timing Disclosure	12 Months Ended
	Nov. 30, 2024	Feb. 13, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment and promotion. As discussed above, currently, we grant stock options and RSUs. We do not have a formal policy regarding the timing of awards of stock options in relation to our disclosure of material nonpublic information; however, our Compensation Committee does not target our grants of stock option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Each fiscal year, our Compensation Committee adopts an annual budget for the grant of equity awards. As part of its standing agenda, our Compensation Committee reviews annual grants of equity awards to our NEOs at its regularly scheduled meeting in the first quarter of each year and either approves such grants or recommends such grants for approval by the independent members of our Board of Directors. In 2023, the independent members of our Board of Directors determined in advance that the grant date for such annual equity awards would be the second Tuesday in February 2023. For fiscal year 2024, the independent members of our Board of Directors followed the prior year’s practice and determined in advance that annual equity grants of stock options and RSUs would be granted to our NEOs on February 13, 2024, the second Tuesday in February 2024. No additional, discretionary equity awards were made to our NEOs in fiscal year 2024.
As required by Item 402(x) of Regulation S-K under the Exchange Act, the table below presents information regarding stock options issued to our Named Executive Officers in fiscal year 2024 during the period beginning four business days before and ending one business day after the filing of the Company’s Annual Report on Form 10-K for the fiscal year ended November 30, 2023, and the furnishing of a Current Report on Form 8-K disclosing the Company’s financial results for the fourth quarter ended November 30, 2023.

NEO	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award(1)
Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately
prior to the disclosure of
material nonpublic
information and the trading
day beginning immediately
following the disclosure of
material nonpublic
information

Arthur T. Sands, M.D., Ph.D.	2/13/2024	800,000	8.72	$4,751,716	0.20%
Hans van Houte	2/13/2024	150,000	8.72	$890,947	0.20%
Gwenn M. Hansen, Ph.D.	2/13/2024	150,000	8.72	$890,947	0.20%
Christine Ring, Ph.D., J.D.	2/13/2024	150,000	8.72	$890,947	0.20%

(1)
Reflects the grant date fair value of the stock options granted to our directors during the year ended November 30, 2024, as computed in accordance with ASC 718. The assumptions used in calculating the aggregate grant date fair value of the stock options reported in this column are set forth in Note 8 to our financial statements included in our Annual Report on Form 10-K for the fiscal year ended November 30, 2024.

The Company did not grant any stock options to our NEOs in fiscal year 2024 during any period beginning four business days before and ending one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing or furnishing of any other Current Report on Form 8-K that disclosed material nonpublic information.

Award Timing Method
We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment and promotion. As discussed above, currently, we grant stock options and RSUs. We do not have a formal policy regarding the timing of awards of stock options in relation to our disclosure of material nonpublic information; however, our Compensation Committee does not target our grants of stock option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Each fiscal year, our Compensation Committee adopts an annual budget for the grant of equity awards. As part of its standing agenda, our Compensation Committee reviews annual grants of equity awards to our NEOs at its regularly scheduled meeting in the first quarter of each year and either approves such grants or recommends such grants for approval by the independent members of our Board of Directors. In 2023, the independent members of our Board of Directors determined in advance that the grant date for such annual equity awards would be the second Tuesday in February 2023. For fiscal year 2024, the independent members of our Board of Directors followed the prior year’s practice and determined in advance that annual equity grants of stock options and RSUs would be granted to our NEOs on February 13, 2024, the second Tuesday in February 2024. No additional, discretionary equity awards were made to our NEOs in fiscal year 2024.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	our Compensation Committee does not target our grants of stock option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
As required by Item 402(x) of Regulation S-K under the Exchange Act, the table below presents information regarding stock options issued to our Named Executive Officers in fiscal year 2024 during the period beginning four business days before and ending one business day after the filing of the Company’s Annual Report on Form 10-K for the fiscal year ended November 30, 2023, and the furnishing of a Current Report on Form 8-K disclosing the Company’s financial results for the fourth quarter ended November 30, 2023.

NEO	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award(1)
Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately
prior to the disclosure of
material nonpublic
information and the trading
day beginning immediately
following the disclosure of
material nonpublic
information

Arthur T. Sands, M.D., Ph.D.	2/13/2024	800,000	8.72	$4,751,716	0.20%
Hans van Houte	2/13/2024	150,000	8.72	$890,947	0.20%
Gwenn M. Hansen, Ph.D.	2/13/2024	150,000	8.72	$890,947	0.20%
Christine Ring, Ph.D., J.D.	2/13/2024	150,000	8.72	$890,947	0.20%

(1)
Reflects the grant date fair value of the stock options granted to our directors during the year ended November 30, 2024, as computed in accordance with ASC 718. The assumptions used in calculating the aggregate grant date fair value of the stock options reported in this column are set forth in Note 8 to our financial statements included in our Annual Report on Form 10-K for the fiscal year ended November 30, 2024.

Arthur T. Sands, M.D., Ph.D [Member]
Awards Close in Time to MNPI Disclosures
Name		Arthur T. Sands, M.D., Ph.D.
Underlying Securities | shares		800,000
Exercise Price | $ / shares		$ 8.72
Fair Value as of Grant Date | $		$ 4,751,716
Underlying Security Market Price Change		0.002
Hans van Houte [Member]
Awards Close in Time to MNPI Disclosures
Name		Hans van Houte
Underlying Securities | shares		150,000
Exercise Price | $ / shares		$ 8.72
Fair Value as of Grant Date | $		$ 890,947
Underlying Security Market Price Change		0.002
Gwenn M. Hansen, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Gwenn M. Hansen, Ph.D.
Underlying Securities | shares		150,000
Exercise Price | $ / shares		$ 8.72
Fair Value as of Grant Date | $		$ 890,947
Underlying Security Market Price Change		0.002
Christine Ring, Ph.D., J.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Christine Ring, Ph.D., J.D.
Underlying Securities | shares		150,000
Exercise Price | $ / shares		$ 8.72
Fair Value as of Grant Date | $		$ 890,947
Underlying Security Market Price Change		0.002